Document and Entity Information	Jul. 20, 2022
Cover [Abstract]
Entity Registrant Name	HEALTHCARE REALTY TRUST INC
Entity Information, Former Legal or Registered Name	Healthcare Trust of America,Inc.
Amendment Flag	false
Entity Central Index Key	0000899749
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-35568
Entity Tax Identification Number	20-4738467
Entity Address, Address Line One	16435 N. Scottsdale Road
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	(480)
Local Phone Number	998-3478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	HR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false